Other Income - Disclosure of Other Operating Income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Late payment fees charged for telephone services	€ 60	€ 59	€ 60
Recovery of employee benefit expenses, purchases and services rendered	27	22	33
Capital and operating grants	39	51	36
Damages, penalties and recoveries connected with litigation	29	40	24
Partnership agreements and other arrangements with suppliers	22	129	71
Estimate revisions and other adjustments	73	188
Other income	91	34	87
Total	€ 341	€ 523	€ 311